May 01, 2016

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche High Income VIP

Class A

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

	Class Inception	1 Year	5 Years	10 Years
Class A	4/6/1982	-4.44	4.54	5.39
Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)		-4.61	4.84	6.82
Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes)		-4.93	4.73	6.55

On June 1, 2016, the BofA Merrill Lynch US High Yield Master II Constrained Index replaced the Credit Suisse High Yield Index as the fund's comparative broad-based securities market index because the Advisor believes the BofA Merrill Lynch US High Yield Master II Constrained Index more closely reflects the fund's investment strategies.